Share-Based Compensation - Summary of NES Activities under 2006 and 2016 Share Incentive Plan (Detail) - $ / shares	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted-average grant date fair value, Granted	$ 11.51	$ 10.84	$ 5.28
2006 and 2016 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of NES, Beginning balance	12,565,050
Number of NES, Granted	19,595,518
Number of NES, Vested	(6,816,350)
Number of NES, Forfeited	(428,228)
Number of NES, Ending balance	24,915,990	12,565,050
Number of NES, vested and expect to vest at May 31, 2020	24,915,990
Weighted-average grant date fair value, Beginning balance	$ 7.07
Weighted-average grant date fair value, Granted	11.51
Weighted-average grant date fair value, Vested	7.82
Weighted-average grant date fair value, Forfeited	7.24
Weighted-average grant date fair value, Ending balance	10.35	$ 7.07
Weighted-average grant date intrinsic value, Beginning balance	7.07
Weighted-average grant date intrinsic value, Granted	11.51
Weighted-average grant date intrinsic value, Vested	7.82
Weighted-average grant date intrinsic value, Forfeited	7.24
Weighted-average grant date intrinsic value, Ending balance	$ 10.35	$ 7.07